SIMPSON THACHER & BARTLETT LLP

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DIRECT DIAL NUMBER 212-455-2812	E-MAIL ADDRESS RFENYES@STBLAW.COM

May 9, 2008

VIA EDGAR

Re:	SunGard Data Systems Inc.
Registration Statement on Form S-1 filed April 22, 2008
File No.: 333-150383

Form 10-K for the fiscal year ended December 31, 2007
Filed March 7, 2008
File No.: 001-12989

Mr. David L. Orlic

Special Counsel

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Dear Mr. Orlic:

On behalf of SunGard Data Systems Inc. (the “Company”), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated May 2, 2008 (the “comment letter”) relating to the above-referenced Registration Statement on Form S-1 filed on April 22, 2008 (File No. 333-150383) (the “2008 Market-Maker Registration Statement”) and Form 10-K for the fiscal year ended December 31, 2007 (the “Registration Statement”). The Company has revised Part II of the Registration Statement in response to the Staff’s comments and is filing concurrently with this letter Amendment No. 1 to the Registration Statement (“Amendment No. 1”), which reflects these revisions. Note that we set forth your comments and our responses below.

Item 16 – Exhibits and Financial Statement Schedules, page II-7

Securities and Exchange Commission

May 9, 2008

1.	You appear to be relying on the power of attorney filed with your prior registration statement on Form S-1 for the vast majority of the signatures on your current registration statement. Please provide the basis for your belief that this is consistent with Item 601(b)(24) of Regulation S-K.

Response: The Company has obtained new powers of attorney for the 2008 Market-Maker Registration Statement and filed them as Exhibit 24.1 to Amendment No. 1.

Item 17 – Undertakings, page II-17

2.	You did not include the undertaking required by Item 512(a)(5)(ii) and Item 512(f) of Regulation S-K. Please advise as to why you have omitted these undertakings.

Response: The Company has included the undertaking required by Item 512(a)(5)(ii) on pages II-17 and II-18 of Amendment No. 1. We note that the undertaking in Item 512(f) applies to equity offerings. Since the 2008 Market-Maker Registration Statement only relates to debt securities, we do not believe it needs to include this undertaking.

3.	You included paragraphs (b) and (c) of the Undertakings section. Please advise as to why you have included these paragraphs.

Response: The Company has deleted paragraphs (b) and (c) from the Undertakings section in Amendment No. 1.

Form 10-K – Cover

4.	On the cover of your most recent Form 10-K, for the fiscal year ended December 31, 2007, you have indicated that you are not required to file reports pursuant to Section 13 or Section 15(d) of the Securities Act of 1933. However, given that you filed a registration statement on Form S-1 which became effective during your fiscal year ended December 31, 2007, you appear to have been required to file the Form 10-K under Section 15(d) of the Securities Act of 1934. Please disclose how you concluded that you should indicate on the cover of the Form 10-K that you are not required to file reports pursuant to Section 15(d) of the Securities Act.

Response: Form 10-K requires that filers “Indicate by check mark if the registrant is not required to file reports pursuant to Section 13 or Section 15(d) of the Act.” As noted by the Staff, the Company filed a registration statement on Form S-1 (the “2007 Market-Maker Registration Statement”) which became effective on May 10, 2007. As a result, the Company became subject to the reporting requirements of Section 15(d). Section 15(d) provides that:

Securities and Exchange Commission

May 9, 2008

The duty to file under this subsection shall also be automatically suspended as to any fiscal year, other than the fiscal year within which such registration statement became effective, if, at the beginning of such fiscal year, the securities of each class to which the registration statement relates are held of record by less than three hundred persons.

The Company’s fiscal years begin on January 1 of each year. We note that as of January 1, 2008, there were fewer than three hundred holders of record of each class of securities to which the 2007 Market-Maker Registration Statement relates. As a result, as of January 1, 2008, even though the Company was required to file the Form 10-K for the fiscal year ended December 31, 2007 pursuant to Section 15(d), it had no ongoing obligation to file reports pursuant to Section 15(d) relating to any period subsequent to December 31, 2007. For example, the Form 8-K the Company filed on February 20, 2008 was filed on a voluntary basis. As a result, notwithstanding the Company’s obligation to file the Form 10-K for the fiscal year ended December 31, 2007, we believe that on March 7, 2008, the date the Company filed its Form 10-K, it was appropriate for the Company to assert that as of that date, it was not required to file reports pursuant to Section 15(d).

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Please feel free to call me (212-455-2812) if you wish to discuss our responses to the comment letter.

Sincerely,

/s/ Richard Fenyes

Richard Fenyes

cc: Victoria E. Silbey, Esq.